Future Minimum Lease Payments for Capital and Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Capital Leases And Operating Leases [Line Items]
2013	$ 214	[1]
2014	197	[1]
2015	177	[1]
2016	164	[1]
2017	120	[1]
After 2017	582	[1]
Minimum lease payments	1,454	[1]
Imputed interest	(540)	[1]
Present value of minimum lease payments	914	[1]
Current portion	(122)	[1]	(125)
Long-term obligations under capital leases	792	[1]	928
Aircraft Operating Leases
Capital Leases And Operating Leases [Line Items]
2013	1,543	[2]
2014	1,466	[2]
2015	1,198	[2]
2016	960	[2]
2017	861	[2]
After 2017	1,491	[2]
Minimum lease payments	7,519	[2]
Facility And Other Operating Leases
Capital Leases And Operating Leases [Line Items]
2013	1,108
2014	955
2015	816
2016	744
2017	696
After 2017	5,376
Minimum lease payments	$ 9,695

[1]	As of December 31, 2012, United's aircraft capital lease minimum payments relate to leases of 49 mainline and 38 regional aircraft as well as to leases of nonaircraft assets. Imputed interest rate ranges are 3.3% to 20%.
[2]	The operating lease payments presented above include future payments of $130 million related to nonoperating aircraft as of December 31, 2012. United has 25 nonoperating aircraft subject to leases.